Issued capital and reserves - Authorized Capital, In Number of Shares (Details)	Dec. 31, 2018 category € / shares shares	Dec. 31, 2017 € / shares shares	Dec. 31, 2016 € / shares shares
Share Capital, Reserves And Other Equity Interest [Abstract]
Authorised capital (in shares) | shares	156,960,089	139,359,831	98,462,155
Nominal value (euro per share) | € / shares	€ 0.02	€ 0.02	€ 0.02
Number of categories of authorized shares | category	1